Cottonwood Mutual Funds

HAGIN Keystone Market Neutral Fund

Incorporated herein by reference is the definitive version of the prospectus for the HAGIN Keystone Market Neutral Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 10, 2014 (SEC Accession No. 0001162044-14-000396).